UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011




[LOGO OF USAA]
   USAA(R)




                                       [GRAPHIC OF USAA MANAGED ALLOCATION FUND]

 =====================================================

    SEMIANNUAL REPORT
    USAA MANAGED ALLOCATION FUND
    NOVEMBER 30, 2011

 =====================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY       [PHOTO OF DANIEL S. McNAMARA]
TO CONTINUE FOR SOME TIME."

--------------------------------------------------------------------------------

DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

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Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                    9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        12

    Financial Statements                                                     13

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              26

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MANAGED ALLOCATION FUND (THE FUND) HAS AN OBJECTIVE TO SEEK TO MAXIMIZE TOTAL RETURN, CONSISTING PRIMARILY OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to invest primarily in U.S. and/or foreign equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs), and real estate securities, including real estate investment trusts (REITs). Consistent with this strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as futures contracts and hedge funds.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company        MARK W. JOHNSON, CFA
                                          DAN DENBOW, CFA
   JOHN P. TOOHEY, CFA                    Global Real Estate Securities and ETFs
   WASIF A. LATIF
   U.S. and International Stocks
   (Exchange-Traded Funds (ETFs))

   R. MATTHEW FREUND, CFA
   ARNOLD J. ESPE, CFA
   Bonds and Money Market Instruments

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o  HOW DID THE USAA MANAGED ALLOCATION FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   During the six-month period ended November 30, 2011, the Fund had a return of 1.32%. As designed, the Fund generated a return roughly in between those of stocks (as measured by the -6.25% return of the S&P 500 Index) and bonds (as gauged by the 3.54% return of the Barclays Aggregate U.S. Bond Index).

o  HOW DOES THE FUND INVEST?

   USAA Investment Management Company offers a variety of managed portfolios, each of which operates under a strategic asset allocation based on investor risk tolerance and time horizon.

   Depending on our changing views on market opportunities and risks, we apply tactical asset allocation, overweighting or underweighting the various asset classes within each managed portfolio compared to its strategic allocation.

   Refer to page 7 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA MANAGED ALLOCATION FUND

================================================================================

   We added the Managed Allocation Fund to USAA's Strategic Fund Adviser (SFA) mutual fund wrap product to allow for more flexibility in implementing our tactical asset allocation shifts. By using the Managed Allocation Fund, we can make allocation moves more quickly and with less disruption to the underlying funds in the rest of the mutual fund wrap product. The Fund primarily uses exchange-traded funds, or ETFs, to implement the asset allocation views. ETFs are highly-liquid vehicles that allow us to apply our tactical asset allocation decisions quickly and efficiently.

o  HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OF THE PAST SIX MONTHS?

   The global financial markets were roiled by a host of adverse news events during the semiannual period, which boosted Treasury prices but weighed heavily on global equities. Investors steadily lost confidence throughout the summer, as the U.S. debt ceiling debate was accompanied by a worsening of the European sovereign debt crisis and weak economic data from around the world. These issues created the perception of open-ended risk to the global economy and financial markets, prompting investors to seek shelter in higher-quality investments. The markets regained some lost ground in October, thanks to better-than-expected economic data in the United States and signs that European policymakers were coming to grips with the need for coordinated action to address the region's crisis.

   Despite this late recovery, U.S. equities -- as gauged by the S&P 500 Index -- finished with a return of -6.25%. While negative, this return surpassed both the return of the developed-market MSCI EAFE Index at -16.56% and the return of the MSCI Emerging Markets Index at -19.40%. The domestic bond market finished the period with a positive return, rising 3.54% as measured by the Barclays U.S. Aggregate Bond Index, but this obscures the substantial outperformance of U.S. Treasuries relative to other segments of the bond market.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o As interest rates rise, existing bond prices fall.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o  WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD?

   The Fund invested in various asset classes, generally through exchange-traded funds that helped the overall Strategic Fund Adviser mutual fund wrap product achieve their tactical allocation positions.

   The Fund's relative performance was boosted by an overweight in investment-grade fixed-income ETFs. Within fixed-income, we generally held underweight positions in Treasury securities and overweight positions in corporate fixed-income and high-yield bonds. This portion of the Fund, which made up more than two-thirds of total assets as of period end, finished the six-month period in positive territory. Our investments in ETFs that track corporate bonds, Treasury Inflation Protected Securities (TIPS), and municipal issues each finished the semiannual period with a modest gain, but our exposure to high-yield bonds posted a slightly negative return. High-yield bonds lagged the broader bond market significantly, reflecting investors' move away from higher-risk investments.

   Within the Fund's domestic equity allocation, we favor large-cap stocks over small-cap stocks. We continue to believe large-cap stocks have stronger balance sheets, higher exposure to the faster growth of non-domestic markets, and more attractive valuations than their small-cap counterparts. The Fund's domestic allocation incorporates three ETFs that track the performance of the S&P 500 Index, energy stocks, and large-cap dividend paying stocks, respectively.

   The Fund's international equity allocation is invested in two ETFs that are designed to mirror the performance of the overseas developed markets and the emerging markets, respectively. The developed international markets underperformed due to additional fears stemming from the European debt crisis, while the emerging markets were hit hard when higher-risk investments fell out of favor.

   The Fund also holds a small allocation to commodity- and gold-related stocks, which performed relatively well during the past six months.

   Exchange-traded funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

================================================================================

4  | USAA MANAGED ALLOCATION FUND

================================================================================

   We believe this asset class provides investors with a potential hedge against any depreciation of the U.S. dollar that may result from the U.S. Federal Reserve's easy-money policies.

o  WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS?

   We hold a cautious view regarding the outlook for economic growth. While we do not expect a recession in the United States, growth remains at a level that leaves little room to withstand negative surprises from overseas. The global economy continues to face important structural challenges that defy quick solutions, which should lead to heightened volatility in the business cycle and financial markets. We anticipate an environment of slow global growth, with a probable recession in Europe, slow growth in the United States, and a modest expansion in the emerging markets.

   We believe this environment will favor higher-quality stocks, which provide a measure of ballast at a time of uncertainty; and some higher-yielding segments of the bond market, where rates are attractive relative to the ultra-low yields on Treasuries. We also favor emerging markets due to their attractive valuations and favorable growth prospects.

   While the past half-year was a difficult time for investors, we believe a long-term perspective is in order. Considering that the financial markets had produced over two years' worth of outstanding gains prior to the Fund's semiannual reporting period, we think a correction was not surprising. As active managers of the Fund, we believe this volatility may provide an opportunity to buy high-quality assets at discounted prices. It's at times like these, more than any other, when it pays to capitalize on depressed valuations rather than playing "duck and cover." We consider this steady approach, together with our emphasis on diversification, will help us both navigate the downturn and capitalize on opportunities if they become available.

   Diversification does not guarantee a profit or prevent a loss. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA MANAGED ALLOCATION FUND (Ticker Symbol: UMAFX)


--------------------------------------------------------------------------------
                                        11/30/11                     5/31/11
--------------------------------------------------------------------------------

Net Assets                           $537.2 Million               $474.5 Million
Net Asset Value Per Share                $11.48                       $11.33


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11*              1 Year             Since Inception 2/01/10

         1.32%                      8.69%                      10.42%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
        1 Year                                    Since Inception 2/01/10

        7.05%                                              10.24%


--------------------------------------------------------------------------------
                          EXPENSE RATIO** AS OF 5/31/11
--------------------------------------------------------------------------------

                                      1.04%


                (includes acquired fund fees and expenses of .29%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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6  | USAA MANAGED ALLOCATION FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA MANAGED         BARCLAYS CAPITAL U.S.
                S&P 500 INDEX        ALLOCATION FUND       AGGREGATE BOND INDEX
01/31/10          $10,000.00           $10,000.00               $10,000.00
02/28/10           10,309.77            10,200.00                10,037.34
03/31/10           10,931.91            10,420.00                10,025.00
04/30/10           11,104.50            10,490.00                10,129.36
05/31/10           10,217.80            10,140.00                10,214.60
06/30/10            9,682.92             9,980.00                10,374.78
07/31/10           10,361.33            10,600.00                10,485.46
08/31/10            9,893.58            10,230.00                10,620.38
09/30/10           10,776.53            11,100.00                10,631.70
10/31/10           11,186.57            11,250.00                10,669.56
11/30/10           11,188.00            11,030.00                10,608.23
12/31/10           11,935.71            11,258.00                10,493.84
01/31/11           12,218.61            11,227.00                10,506.05
02/28/11           12,637.20            11,373.00                10,532.33
03/31/11           12,642.23            11,508.00                10,538.15
04/30/11           13,016.63            11,780.00                10,671.92
05/31/11           12,869.29            11,832.00                10,811.19
06/30/11           12,654.77            11,759.11                10,779.54
07/31/11           12,397.44            11,915.76                10,950.59
08/31/11           11,723.99            12,030.64                11,110.58
09/30/11           10,899.81            11,592.02                11,191.40
10/31/11           12,091.08            12,239.50                11,203.42
11/30/11           12,064.36            11,988.87                11,193.70

                                   [END CHART]

                         Data from 1/31/10 to 11/30/11.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the Managed Allocation Fund to the following benchmarks:

o The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclay's Capital U.S. Aggregate Bond Index and the S&P 500 Index is calculated from the end of the month, January 31, 2010, while the Fund's inception date is February 1, 2010. There may be a slight variation of performance numbers because of this difference.

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                                                        INVESTMENT OVERVIEW |  7

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                       o ASSET ALLOCATION -- 11/30/2011 o

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME EXCHANGE-TRADED FUNDS*                                        67.7%
EQUITY EXCHANGE-TRADED FUNDS*                                              27.8%
PRECIOUS METALS AND MINERALS SECURITIES                                     3.7%
MONEY MARKET INSTRUMENTS                                                    0.8%

                                   [END CHART]

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order, the Fund may invest in an amount that exceeds the Fund's limitations as set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-11.

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8  | USAA MANAGED ALLOCATION FUND

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SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                               NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                  FOR                    VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                     6,660,811,393                 63,843,596
Daniel S. McNamara                   6,665,041,690                 59,613,299
Robert L. Mason, Ph.D.               6,673,454,396                 51,200,593
Michael F. Reimherr                  6,655,017,938                 69,637,051
Paul L. McNamara                     6,652,482,258                 72,172,731
Barbara B. Ostdiek, Ph.D.            6,650,120,137                 74,534,852

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             PRECIOUS METALS AND MINERALS SECURITIES (3.7%)

             GOLD (3.5%)

             AUSTRALIAN GOLD COMPANIES (0.4%)
    60,000   Newcrest Mining Ltd.(b)                                              $  2,186
                                                                                  --------
             NORTH AMERICAN GOLD COMPANIES (3.1%)
    40,000   Agnico-Eagle Mines Ltd.                                                 1,795
   120,000   Eldorado Gold Corp.                                                     2,167
    55,000   Goldcorp, Inc.                                                          2,953
   100,000   IAMGOLD Corp.                                                           2,018
   150,000   Kinross Gold Corp.                                                      2,096
    48,000   Newmont Mining Corp.                                                    3,306
   140,000   Yamana Gold, Inc.                                                       2,356
                                                                                  --------
                                                                                    16,691
                                                                                  --------
             Total Gold (cost: $18,771)                                             18,877
                                                                                  --------

             PLATINUM GROUP METALS (0.2%)
    30,000   Impala Platinum Holdings Ltd.(b)                                          636
    30,000   Lonmin plc                                                                506
                                                                                  --------
             Total Platinum Group Metals (cost: $1,223)                              1,142
                                                                                  --------
             Total Precious Metals and Minerals Securities (cost: $19,994)          20,019
                                                                                  --------

             EQUITY EXCHANGE-TRADED FUNDS (27.8%)
    31,581   Energy Select Sector SPDR Fund                                          2,237
   258,671   iShares MSCI EAFE Index Fund                                           13,267
    26,927   SPDR S&P 500 Trust                                                      3,369
   201,491   Vanguard Dividend Appreciation ETF                                     10,965
 2,830,802   Vanguard MSCI Emerging Markets ETF                                    115,497
    73,910   WisdomTree Emerging Markets Equity Income Index ETF                     3,872
                                                                                  --------
             Total Equity Exchange-Traded Funds (cost: $141,973)                   149,207
                                                                                  --------

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10  | USAA MANAGED ALLOCATION FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             FIXED INCOME EXCHANGE-TRADED FUNDS (67.7%)
   163,214   iShares Barclays 1-3 Year Credit Bond Fund                           $ 16,940
    42,000   iShares Barclays 20 Year Treasury Bond Fund                             4,951
   167,910   iShares Barclays Intermediate Credit Bond Fund                         17,825
    42,889   iShares Barclays TIPS Bond Fund                                         5,007
   637,674   iShares iBoxx High Yield Corporate Bond Fund                           55,223
 2,148,587   iShares iBoxx Investment Grade Corporate Bond Fund                    237,827
   242,942   iShares S&P National AMT-Free Municipal Bond Fund                      25,793
                                                                                  --------
             Total Fixed Income Exchange-Traded Funds (cost: $362,497)             363,566
                                                                                  --------

             MONEY MARKET INSTRUMENTS (0.8%)

             MONEY MARKET FUNDS (0.8%)
 4,186,704   State Street Institutional Liquid Reserve Fund,
               0.17%(a) (cost: $4,187)                                               4,187
                                                                                  --------

             TOTAL INVESTMENTS (COST: $528,651)                                   $536,979
                                                                                  ========

------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS         INPUTS      TOTAL
------------------------------------------------------------------------------------------------
Precious Metals and Minerals
  Common Stock Securities:
  Gold                                   $ 16,691               $2,186             $-   $ 18,877
  Platinum Group Metals                         -                1,142              -      1,142
Equity Exchange-Traded Funds              149,207                    -              -    149,207
Fixed Income Exchange-Traded Funds        363,566                    -              -    363,566
Money Market Instruments:
  Money Market Funds                        4,187                    -              -      4,187
------------------------------------------------------------------------------------------------
TOTAL                                    $533,651               $3,328             $-   $536,979
------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.8% of net assets at November 30, 2011.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at November 30, 2011.

   (b) Security was fair valued at November 30, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

12  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $528,651)         $536,979
  Receivables:
    Capital shares sold                                                      669
    Dividends and interest                                                    19
    Securities sold                                                        4,995
                                                                        --------
      Total assets                                                       542,662
                                                                        --------
LIABILITIES
  Payables:
    Securities purchased                                                   4,940
    Capital shares redeemed                                                  185
  Accrued management fees                                                    263
  Other accrued expenses and payables                                         38
                                                                        --------
    Total liabilities                                                      5,426
                                                                        --------
      Net assets applicable to capital shares outstanding               $537,236
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $496,459
  Accumulated undistributed net investment income                         10,401
  Accumulated net realized gain on investments                            22,047
  Net unrealized appreciation of investments                               8,328
  Net unrealized appreciation of foreign currency translations                 1
                                                                        --------
      Net assets applicable to capital shares outstanding               $537,236
                                                                        ========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                          46,781
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  11.48
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $6)                       $  8,623
  Interest                                                                    35
                                                                        --------
      Total income                                                         8,658
                                                                        --------
EXPENSES
  Management fees                                                          1,518
  Administration and servicing fees                                          127
  Transfer agent's fees                                                      127
  Custody and accounting fees                                                 34
  Postage                                                                      5
  Shareholder reporting fees                                                   6
  Trustees' fees                                                               7
  Professional fees                                                           39
  Other                                                                        8
                                                                        --------
      Total expenses                                                       1,871
                                                                        --------
NET INVESTMENT INCOME                                                      6,787
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
AND FOREIGN CURRENCY
  Net realized gain on:
    Investments                                                           11,366
    Foreign currency transactions                                              3
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          (11,145)
    Foreign currency translations                                              1
                                                                        --------
      Net realized and unrealized gain                                       225
                                                                        --------
  Increase in net assets resulting from operations                      $  7,012
                                                                        ========

See accompanying notes to financial statements.

================================================================================

14  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                                  11/30/2011       5/31/2011
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $  6,787        $ 10,101
  Net realized gain on investments                                    11,366          18,834
  Net realized gain on foreign currency transactions                       3               -
  Change in net unrealized appreciation/depreciation of:
    Investments                                                      (11,145)         25,295
    Foreign currency translations                                          1               -
                                                                    ------------------------
    Increase in net assets resulting from operations                   7,012          54,230
                                                                    ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    -          (7,321)
  Net realized gains                                                       -          (8,056)
                                                                    ------------------------
    Distributions to shareholders                                          -         (15,377)
                                                                    ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           90,459         189,363
  Reinvested dividends                                                     -          15,377
  Cost of shares redeemed                                            (34,738)        (50,883)
                                                                    ------------------------
    Increase in net assets from capital share transactions            55,721         153,857
                                                                    ------------------------
  Net increase in net assets                                          62,733         192,710

NET ASSETS
  Beginning of period                                                474,503         281,793
                                                                    ------------------------
  End of period                                                     $537,236        $474,503
                                                                    ========================
Accumulated undistributed net investment income:
  End of period                                                     $ 10,401        $  3,614
                                                                    ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          7,958          17,395
  Shares issued for dividends reinvested                                   -           1,428
  Shares redeemed                                                     (3,057)         (4,733)
                                                                    ------------------------
    Increase in shares outstanding                                     4,901          14,090
                                                                    ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers,

================================================================================

16  | USAA MANAGED ALLOCATION FUND

================================================================================

or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

        In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

18  | USAA MANAGED ALLOCATION FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2011, the Fund did not incur any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

20  | USAA MANAGED ALLOCATION FUND

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed the period ended May 31, 2011 and concluded that there was no impact to the Fund's net assets or results of operations. Tax period ended May 31, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended November 30, 2011, were $307,921,000 and $196,258,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, for federal income tax purposes, were $11,483,000 and $3,155,000, respectively, resulting in net unrealized appreciation of $8,328,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day

================================================================================

22  | USAA MANAGED ALLOCATION FUND

================================================================================

    investment of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended November 30, 2011, there are no subadvisers. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $1,518,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $127,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $127,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

24  | USAA MANAGED ALLOCATION FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                             PERIOD ENDED      YEAR ENDED       PERIOD ENDED
                                             NOVEMBER 30,        MAY 31,          MAY 31,
                                                 2011              2011           2010***
                                             -----------------------------------------------
Net asset value at beginning of period       $  11.33          $  10.14          $  10.00
                                             --------------------------------------------
Income from investment operations:
  Net investment income                           .14               .30(a)            .05(a)
  Net realized and unrealized gain                .01              1.36(a)            .09(a),(c)
                                             --------------------------------------------
Total from investment operations                  .15              1.66(a)            .14(a)
                                             --------------------------------------------
Less distributions from:
  Net investment income                             -              (.22)                -
  Realized capital gains                            -              (.25)                -
                                             --------------------------------------------
Total distributions                                 -              (.47)                -
                                             --------------------------------------------
Net asset value at end of period             $  11.48          $  11.33          $  10.14
                                             ============================================
Total return (%)*                                1.32             16.69              1.40
Net assets at end of period (000)            $537,236          $474,503          $281,793
Ratios to average net assets:**
  Expenses (%)(d)                                 .74(b)            .75               .83(b)
  Net investment income (%)                      2.68(b)           2.80              1.32(b)
Portfolio turnover (%)                             43               249                52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $506,644,000.
*** Fund commenced operations on February 1, 2010.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operation.
(c) Reflects a net realized and unrealized gain per share, whereas the statement of operations reflects a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Fund's shares in relation to fluctuating market values for the portfolio.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

26  | USAA MANAGED ALLOCATION FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING            ENDING            DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2011 -
                                   JUNE 1, 2011      NOVEMBER 30, 2011     NOVEMBER 30, 2011
                                   ---------------------------------------------------------
Actual                               $1,000.00           $1,013.20              $3.72

Hypothetical
 (5% return before expenses)          1,000.00            1,021.30               3.74

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period. The Fund's ending account value on the first line in the table is based on its actual total return of 1.32% for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    93924-0112                               (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.